ORGANIZATION AND PRINCIPAL ACTIVITIES - Reorganization and Liquidity (Details) $ / shares in Units, ¥ in Thousands			1 Months Ended		12 Months Ended
	Dec. 26, 2017 $ / shares shares	Dec. 25, 2017 USD ($) $ / shares shares	Oct. 31, 2017 shares	Nov. 30, 2013 $ / shares shares	Dec. 31, 2017 USD ($) loan shares	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 CNY (¥) loan shares	May 31, 2017 CNY (¥)	Apr. 30, 2017 CNY (¥) shareholder	Mar. 31, 2017 shareholder	Mar. 31, 2016	Jan. 31, 2016
Initial Public Offering
Number of new shares issued (in shares)				125,000,000
Proceeds from initial public offering, net of offering cost					$ 100,095,000	¥ 651,250
Authorized share capital | $		$ 50,000
Par value of shares | $ / shares		$ 0.0001		$ 0.0001
Shares authorized		500,000,000
Liquidity
Accumulated deficit					(69,248,000)		¥ (630,664)		¥ (450,551)
Net current liabilities | ¥							441,300		¥ 122,800
Net cash provided by (used in) operating activities					$ 255,497,000	¥ 1,662,325	¥ 379,839	¥ (1,485,106)
Class A Ordinary Shares
Initial Public Offering
Shares issued (in shares)					217,070,940		0		217,070,940
Shares outstanding (in shares)					217,070,940		0		217,070,940
Par value of shares | $ / shares		$ 0.0001
Shares authorized					1,889,352,801		0		1,889,352,801
Class B Ordinary Shares
Initial Public Offering
Shares issued (in shares)					110,647,199		0		110,647,199
Shares outstanding (in shares)					110,647,199		0		110,647,199
Par value of shares | $ / shares		$ 0.0001
Shares authorized					110,647,199		0		110,647,199
Pre-IPO Class A Ordinary Shares
Initial Public Offering
Shares issued (in shares)			110,647,199		0		110,647,199		0
Shares outstanding (in shares)			110,647,199		0		110,647,199		0
Stock Conversion basis		1	1
Shares authorized					0		287,610,198		0
Pre-IPO Series of Preferred Shares
Initial Public Offering
Share issuance upon the conversion and redesignation of Pre-IPO Preferred Shares into class A Ordinary Shares (in shares)			193,070,940
Stock Conversion basis		1	1
IPO
Initial Public Offering
Authorized share capital | $		$ 500,000
Par value of shares | $ / shares		$ 0.0001
Shares authorized		5,000,000,000
IPO | ADS
Initial Public Offering
Number of new shares issued (in shares)	12,000,000
Price per share | $ / shares	$ 9.00
IPO | Class A Ordinary Shares
Initial Public Offering
Number of new shares issued (in shares)	24,000,000
Shares authorized		1,889,352,801
IPO | Class B Ordinary Shares
Initial Public Offering
Shares authorized		110,647,199
IPO | Reserved Shares
Initial Public Offering
Shares authorized		3,000,000,000
Beijing Shijitong
Reorganization
Number of nominee shareholders | shareholder											2
Principal amount | ¥										¥ 1,000	¥ 10,000
Number of loans granted | loan					2				2
Shenzhen Xinjie | Shenzhen Fenqile
Reorganization
Equity interest acquired (in percentage)													73.33%
Qianhai Dingsheng
Reorganization
Ownership percentage by parent														90.00%
Ownership percentage by Noncontrolling owners														10.00%
Number of nominee shareholders, 90% of equity interest transferred to | shareholder												2
Term of the loan					10 years	10 years
Extension term of the loan					10 years	10 years